Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Restricted cash	$ 2.4	$ (2.4)
Accounts receivable	22.6	(15.8)
Prepaid expenses and other	0.6
Accounts payable and accrued liabilities	(41.3)	(30.0)
Net changes in non cash working capital	(15.7)	(48.2)
Operating activities	(6.6)	(39.6)
Investing activities	(9.1)	(8.6)
Net changes in non cash working capital	(15.7)	(48.2)
Interest paid in cash	25.5	35.2
Income taxes paid (recovered) in cash	$ 0.0	$ 0.0